CURRENT AND LONG-TERM LIABILITIES (Schedule of Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
Payables and Accruals [Abstract]
Accrued compensation	$ 27,933	$ 24,060
Accrued interest	2,373	4,957
Other accrued expenses	6,466	6,972
Total accrued expenses	36,772	35,989
Taxes payable other than federal income taxes	20,000	16,211
Accrued Income Taxes, Current	455	467
Total accrued taxes	20,455	16,678
Advance deposits from members	17,305	12,489
Unearned dues	32,438	11,916
Deferred membership revenues	10,883	16,519
Insurance reserves	8,175	8,659
Dividends Payable	7,654	0
Other current liabilities	2,845	3,332
Total other current liabilities	$ 79,300	$ 52,915